Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The table below sets forth the major related parties that had transactions with the Group, and their relationships with the Group:

No.	Name of Related Parties	Relationships
1	Zheng Nan	Chief Executive Officer and interim Chief Financial Officer
2	Zheng Jiahua	Chairman of the Board of Directors
3	Hangzhou Yinuo Technology Co., Ltd.	Entity controlled by shareholders
4	Chongqing Zijing Huangcheng International Co., Ltd. Hangzhou Branch (“Chongqing Zijing Huangcheng”)	Entity controlled by Zheng Nan’s immediate family
The Group entered into the following transactions with related parties:
	For the six months ended December 31,
	2024	2025
	RMB	RMB
	(Unaudited)
Nature
Loans from a related party
Zheng Jiahua	3,200,000	-
Zheng Nan	-	1,320,000
Repayment of loans from a related party
Zheng Jiahua	3,200,000	-
Loans to related parties
Zheng Jiahua	330,000	-
Zheng Nan	6,300,000	-
Chongqing Zijing Huangcheng	-	200,000
Collection from loans to related parties
Zheng Jiahua	330,000	-
Zheng Nan	6,300,000	-
Chongqing Zijing Huangcheng	-	10,000
Interest receivables of loan to a related party
Chongqing Zijing Huangcheng	-	500
Accounts received on behalf of the Group
Zheng Nan	117,482	46,004
Collection of accounts received on behalf of the Group
Zheng Nan	225,928	62,544
Information marketing services procured from a related party
Chongqing Zijing Huangcheng	-	575,710
Payment on behalf of a related party
Chongqing Zijing Huangcheng	-	35,490
Payment on behalf of the Group
Zheng Nan	-	16,667
The Group had the following balances with related parties as of June 30, 2025 and December 31, 2025:
Amounts due from related parties	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
		(Unaudited)
Zheng Nan (1)	79,845	61,707
Chongqing Zijing Huangcheng (2)	200,000	300,341
Total	279,845	362,048

Amount due to a related party:
Zheng Nan(3)	-	1,336,667

(1)	The balance represented the travel service payments received through the platform fund account on Zelle, a digital payment platform, held by Mr. Zheng Nan, the Chief Executive Officer of the Group.

(2)	The balance consisted of the prepayments to Chongqing Zijing Huangcheng for marketing services and a loan of RMB200,000, which bears an interest rate consistent with the benchmark interest rate of commercial banks, with a maturity date in June 2026.

(3)	The balance represented an interest-free loan from Mr. Zheng Nan for the Group’s daily operation and reimbursement of expenses paid on the Group’s behalf. These advances are due on demand and RMB1,300,000 were repaid by the Group in January 2026.